ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10 -	ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2014			2015
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

Customer relationships	$3,404	(1,071)	2,333	$3,155	(1,652)	1,503
Order backlog	12,797	(8,620)	4,177	11,862	(11,672)	190

	$16,201	(9,691)	6,510	$15,017	(13,324)	1,693

The customer relationships and order backlog were related to Concord and Bond, which were acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2013, 2014 and 2015 were $2,848, $5,413 and $4,454, respectively. The weighted-average remaining amortization periods for customer relationships, order backlog and total intangible assets are  1.75, 1.00 and 1.66 years as of June 30, 2015.

The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:

Year ending June 30,
2016	$849
2017	563
2018	281
2019	-
2020	-
$1,693